Share-Based Payments (Details) (USD $)	12 Months Ended
Apr. 30, 2011
Summary of the Company's stock option activity and related information
Outstanding at May 1, 2010	711,987
Weighted Average-Exercise Price Outstanding at May 1, 2010	$ 41.06
Options Exercised	(515,062)
Weighted Average-Exercise Price Exercised	$ 41.01
Outstanding and exercisable at April 30, 2011	196,925
Weighted Average-Exercise Price Outstanding and exercisable at April 30, 2011	$ 41.18